Earnings Per Share	3 Months Ended
Nov. 25, 2017
Earnings Per Share [Abstract]
Earnings Per Share
Earnings Per Share

Basic earnings per share is based on the weighted average number of common shares issued and outstanding for the Successor period. Diluted earnings per share is based on the weighted average number of common shares issued and outstanding and the effect of all dilutive common stock equivalents outstanding during each period.

The following table reconciles the numerators and denominators used in the computations of both basic and diluted earnings per share:

Thirteen Weeks Ended
November 25, 2017
(In thousands, except share data)	(Successor)
Basic earnings per share computation:
Numerator:
Net income available to common stock shareholders	$10,218
Denominator:
Weighted average common shares - basic	70,571,008
Basic earnings per share from net income	$0.14
Diluted earnings per share computation:
Numerator:
Net income available to common stock shareholders	$10,218
Denominator:
Weighted average common shares outstanding - basic	70,571,008
Warrant conversion	659,301
Restricted stock units	10,281
Weighted average common shares - diluted (1)	71,240,590
Diluted earnings per share from net income	$0.14
(1) Excludes the effect of non-qualified stock options as the strike price exceeds the average market price for the period